ORDINARY SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Jan. 25, 2019 shares	Sep. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2018 CNY (¥) shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Dec. 31, 2017 shares
Class of Stock [Line Items]
Shares authorized (in shares)		1,000,000,000
Dividends | $		$ 50
Ordinary shares Class A
Class of Stock [Line Items]
Shares authorized (in shares)				800,000,000	800,000,000
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.00005	$ 0.00005
Ordinary shares, outstanding				92,120,024	91,088,106
Common stock, shares, issued, not outstanding (in shares)				2,982,220
Ordinary shares Class B
Class of Stock [Line Items]
Shares authorized (in shares)				72,000,000	72,000,000
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.00005	$ 0.00005
Ordinary shares, outstanding				72,000,000	72,000,000
Ordinary shares Class C | Gold Prized
Class of Stock [Line Items]
Subscription receivable | ¥			¥ 2,200
Ordinary Shares | Ordinary shares Class A
Class of Stock [Line Items]
Shares authorized (in shares)		800,000,000						72,000,000
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.00005
Shares issued	5,500,000	15,969,110			15,969,110
Ordinary shares issued				2,517,780
Ordinary shares, outstanding				92,120,024	91,088,106	72,000,000		72,000,000
Conversion of preferred shares into Class A ordinary shares upon IPO (in shares)		75,118,996			75,118,996
Issuance of ordinary shares upon initial public offering ("IPO"), net of issuance costs of RMB19,134 (in shares)	5,500,000	15,969,110			15,969,110
Re-designation of Class A ordinary shares into Class B ordinary shares (Note 13) (in shares)		72,000,000			(72,000,000)
Ordinary Shares | Ordinary shares Class B
Class of Stock [Line Items]
Shares authorized (in shares)		72,000,000						839,209,895
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.00005
Ordinary shares, outstanding				72,000,000	72,000,000
Re-designation of Class A ordinary shares into Class B ordinary shares (Note 13) (in shares)					72,000,000
Ordinary Shares | Ordinary shares Class C
Class of Stock [Line Items]
Shares authorized (in shares)		128,000,000						13,671,109
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.00005
Ordinary Shares | Ordinary shares Class C | Gold Prized
Class of Stock [Line Items]
Shares issued						1,607,901	1,607,901
Issuance of ordinary shares upon initial public offering ("IPO"), net of issuance costs of RMB19,134 (in shares)						1,607,901	1,607,901
Number of Surrendered Shares			1,607,901
Equity Incentive Plan | Ordinary shares Class A
Class of Stock [Line Items]
Ordinary shares issued				2,517,780
Ordinary shares, outstanding				2,517,780